Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income tax expense by jurisdiction

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands)
Current tax expense:
Ireland	10,201	95	149
France	32	25	67
Luxembourg	26	—	—
United States	1,783	1,560	922

Current tax expense — total	12,042	1,680	1,138

Deferred tax expense (benefit):
Ireland	$(10,118)	$1,639	$9,138
France	(2)	6	5
Australia	2,101	731	—
United States	(161)	186	(74)

Deferred tax expense (benefit)— total	(8,180)	2,562	9,069

Total income tax expense	$3,862	$4,242	$10,207

Components of the Company's net deferred tax asset

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards	$165,397	$151,268
Deductible intra-group interest	8,663	—
Net unrealized losses on derivative instruments	6,928	13,298
Basis difference on acquisition of GAAM Australian assets	16,493	16,493
Other	61	—
Valuation allowance	(24,588)	(16,493)

Total deferred tax asset	172,954	164,566

Deferred tax liability:
Excess of tax depreciation over book depreciation	(137,509)	(127,660)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(4,324)	(6,826)
Security deposits and maintenance reserve liability	(551)	(1,451)
Lease premiums, net	(307)	(1,028)
Net earnings of non-European Union member subsidiaries	(20,813)	(22,110)
Other	—	(162)

Total deferred tax liability	(163,504)	(159,237)

Deferred tax asset, net	$9,450	$5,329

Reconciliation of the income tax expense (benefit)

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Percentage)
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Equity earnings from Fly-Z/C LP	(0.4%)	(0.7%)	—
Tax on investment in BBAM LP	1.3%	20.4%	0.9%
Tax impact on repurchased and resold Notes	(1.2%)	(3.0%)	2.0%
Share-based compensation	0.9%	11.2%	0.7%
Tax on gain on sale of investment in BBAM LP	9.1%	—	—
Deductible intra-group interest	(12.9%)	—	—
Foreign tax rate differentials	(2.4%)	(2.8%)	—
True-up of prior year tax provision	1.1%	—	—
Non-deductible transaction fees and expenses	—	40.7%	—
Other	(0.5%)	1.2%	0.1%

Income tax expense	7.5%	79.5%	16.2%